Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2022
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2022 and September 30, 2022:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2022	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)

Asset-backed commercial paper/loan programs	2,709	—	—
Asset-backed securitizations	1,363	190	90
Investments in securitization products	388	—	—
Investment funds	1,816	3,392	719
Trust arrangements and other	5,299	—	—

Total	11,575	3,582	809

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2022	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,991	—	—
Asset-backed securitizations	1,653	199	121
Investments in securitization products	387	—	—
Investment funds	2,060	2,952	688
Trust arrangements and other	5,084	—	—

Total	12,175	3,151	809

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2022 and September 30, 2022:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	March 31, 2022	September 30, 2022

	(in billions of yen)

Trading account assets	143	152
Investments	430	373
Loans	92	115

Total	665	640

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2022	September 30, 2022

	(in billions of yen)
Payables under securities lending transactions	54	59
Trading account liabilities	2	2

Total	56	61

Maximum exposure to loss (Note)	809	809

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.